Investment Objectives and Goals - FPA Global Equity ETF	Feb. 05, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FPA GLOBAL EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FPA Global Equity ETF (the "Fund") seeks long-term growth of principal and income.